LEASES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 18,830
2025	18,683
2026	12,439
2027	8,449
2028	6,095
Thereafter	0
Total undiscounted cash flows	64,496
Less: Imputed interest	(3,349)
Present value of lease liabilities	$ 61,147